TRADE AND OTHER PAYABLES	12 Months Ended
May 31, 2020
Schedule Of Detailed Information About Trade And Others Payable [Abstract]
TRADE AND OTHER PAYABLES
6.	TRADE AND OTHER PAYABLES

	May 31	May 31
	2020	2019
Trade payables and accrued liabilities	$1,300,582	$1,126,982
Payable on NuevaUnión acquisition (Note 4)	335,045	—
Lease liability	3,881	—
Taxes payable	209,818	483,480
	$1,849,326	$1,610,462